Shareholder Report	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WST Investment Trust
Entity Central Index Key	0001580350
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000145190
Shareholder Report [Line Items]
Fund Name	WSTCM Credit Select Risk-Managed Fund
Class Name	Institutional Shares
Trading Symbol	WAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WSTCM Credit Select Risk-Managed Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://wstcmfunds.com/overview/. You can also request this information by contacting us at (866) 515-4626.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 515-4626
Additional Information Website	https://wstcmfunds.com/overview/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2014)
WSTCM Credit Select Risk-Managed Fund - Institutional Shares	8.32%	4.46%	3.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.72%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.92%

The Fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index in response to new requirements by the SEC.

Past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares. Call (866) 515-4626 or visit https://wstcmfunds.com/overview/ for current month-end performance.

Performance Inception Date		Sep. 30, 2014
AssetsNet	$ 136,112,064	$ 136,112,064
Holdings Count | Holding	8	8
Advisory Fees Paid, Amount	$ 824,985
InvestmentCompanyPortfolioTurnover	293.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2024)

Net Assets$136,112,064 Number of Portfolio Holdings8 Advisory Fee (net of waivers)$824,985 Portfolio Turnover293%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.9%
Money Market Funds	5.1%

Material Fund Change [Text Block]

Material Fund Changes

On June 14, 2024 (the “Exchange Date”), all outstanding Investor Shares of the Fund were exchanged for Institutional Shares of the Fund and Investor Shares were eliminated.

On September 19, 2024, shareholders of the Fund approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and NEOS ETF Trust, that provides for the reorganization of the Fund into the NEOS Enhanced Income Credit Select ETF.  The Reorganization closed after the close of business on September 27, 2024.